Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

RECD S.E.C.
SEP 0 6 2007
1088

September 6, 2007

[redacted]

07073945

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

OERTNYS 001-11914

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, THORNBURG MORTGAGE, INC.'s 10% Series F Cumulative Convertible Redeemable Preferred Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 5, 2007. Tentative listing date – September 7, 2007.

Sincerely,

PROCESSED
OCT 10 2007
THOMSON
FINANCIAL

END